LONG-TERM INVESTMENTS - Schedule of Equity investments without readily determinable fair values (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 31, 2016	Jun. 30, 2010
Cost Method Investments, Fair Value Disclosure	$ 30,651	$ 28,728
Less: impairment on cost method investments	$ 51,508	$ 48,663
Zhangshangtong Air Service (Beijing) Co., Ltd. ("Zhangshangtong") [Member]
Ownership percentage, cost method	20.00%	20.00%		20.00%
Cost Method Investments, Fair Value Disclosure		$ 387
Less: impairment on cost method investments		$ (387)
Beijing Zhongjiao Huineng Information Technology Co., Ltd ("Zhongjiao Huineng") [Member]
Ownership percentage, cost method	13.00%	13.00%	13.30%
Cost Method Investments, Fair Value Disclosure	$ 576	$ 540
Less: impairment on cost method investments	$ (576)	$ (540)
AM Advertising [Member]
Ownership percentage, cost method	20.00%	20.00%
Cost Method Investments, Fair Value Disclosure	$ 81,583	$ 76,464
Less: impairment on cost method investments	$ (50,932)	$ (47,736)